Intangible Assets - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets [Roll Forward]
Net carrying amount, beginning balance	$ 4,684
Net carrying amount, ending balance	3,409	$ 4,684
Software
Intangible Assets [Roll Forward]
Net carrying amount, beginning balance	4,684	2,852
Additions	1,264	3,207
Disposals	(6)
Amortization provided during the year	(2,476)	(1,379)
Exchange realignment	(57)	4
Net carrying amount, ending balance	3,409	4,684
Software | Cost
Intangible Assets [Roll Forward]
Net carrying amount, beginning balance	6,402	3,186
Net carrying amount, ending balance	7,505	6,402
Software | Accumulated amortization
Intangible Assets [Roll Forward]
Net carrying amount, beginning balance	(1,718)	(334)
Net carrying amount, ending balance	$ (4,096)	$ (1,718)